Employee Benefit Plans - Schedule of Changes in Projected Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Opening balance sheet asset/provision (funded status)	$ 6,768	$ 6,880	$ 4,465
Net Service cost	263	436	412
Interest cost/(credit)	29	50	107
Expected return on Assets	(177)	(167)	(123)
Amortization on Net (gain)/loss	270	284	88
Amortization on Prior service cost/(credit)	(12)	61	62
Settlement / curtailment cost / (credit)	(194)	0	0
Currency translation adjustment	6	20	(2)
Total Net Periodic Benefit Cost/(credit)	185	684	544
Actuarial (gain)/loss on liabilities due to experience	(342)	(72)	1,056
Actuarial gain/loss on liab. from changes to fin. assump	(420)	0	1,431
Actuarial (gain)/loss on liab. from changes to demo. assump	(645)	0	0
Asset (gain) / loss	224	(29)	(136)
Prior service costs for the current period	(123)	(698)	0
Amortization on Net (gain)/loss	(270)	(284)	(88)
Amortization on Prior service cost/(credit)	12	(61)	(62)
Currency translation adjustment	(8)	(45)	(2)
Total gain/loss recognized via OCI	(1,572)	(1,189)	2,200
Total cashflow	(379)	(274)	(371)
Currency translation adjustment	(233)	669	43
Reclassifications	0	(2)	0
Closing balance sheet asset/provision (funded status)	4,769	6,768	6,880
Reconciliation of Net Gain / Loss
Amount at beginning of year	4,237	4,258	1,964
Amortization during the year	(270)	(284)	(86)
Liability (gain) / loss	(1,407)	(72)	2,487
Currency translation adjustment	(133)	366	29
Amount at year-end	2,651	4,237	4,258
Reconciliation of prior service cost/(credit)
Amount at beginning of year	(440)	300	357
Amortization during the year	12	(61)	(62)
Currency translation adjustment	14	19	5
Amount at year-end	$ (537)	$ (440)	$ 300